THE WRIGHT MANAGED INCOME TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Income Trust (1933 Act File No. 2-81915) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 1998, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 23 "Amendment No. 23") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 23 was filed electronically with the Commission (Accession No. 0000715165-98-000015) on April 29, 1998.

                            Wright U.S. Treasury Fund
                       Wright U.S. Treasury Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund


THE WRIGHT MANAGED INCOME TRUST


By:      /s/ Eric G. Woodbury
         Eric G. Woodbury
         Assistant Secretary

Date:  May 4, 1998